Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Going Concern

Note 1. Nature of Operations and Going Concern

Overview

Mobile Data Systems, Inc. (the “Company” or “MDS”) was founded in New York in June 2004. The Company offers mobile solutions and application development services.

Going Concern

The Company had a net loss of $578,023 and a cash flow deficit from operations of $445,169 for the year ended December 31, 2013 and had a working capital deficit of $2,696,546 and an accumulated deficit of $3,716,357 as of December 31, 2013. While management expects operating trends to improve over the course of 2014, the Company’s ability to continue as a going concern is contingent on implementing its business plan and securing additional debt or equity financing from outside investors. These matters raise substantial doubt about the Company’s ability to continue as a going concern.

Management plans to continue to implement its business plan and to fund operations by raising additional capital through the issuance of debt and equity securities. The financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.